Liabilities related to associates and joint ventures (Details Narrative) R$ in Millions, $ in Millions			3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 BRL (R$)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 BRL (R$)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Deferred income tax assets			$ 1,078		$ 1,078
Capitalization of expenses								$ 699	R$ 3,371
Amount claim from federal public			$ 9,673	$ 11,157	18,107		$ 21,969
Deposits of total amount	$ 2,100	R$ 10,300
Public Civil Claim Filed By Federal Government And Others [Member]
IfrsStatementLineItems [Line Items]
Amount claim from federal public					32,000	R$ 155,000
Public Civil Claim Filed By Federal Government And Others [Member] | Tac Gov Agreement [Member]
IfrsStatementLineItems [Line Items]
Amount claim from federal public					32,000	155,000
Public Civil Claim Filed By Federal Government And Others [Member] | Framework Agreement [Member]
IfrsStatementLineItems [Line Items]
Amount claim from federal public					$ 32,000	R$ 155,000